Financial Instruments - Summary of Credit Risk Exposures of the Financial Assets, Which are Subject to ECL Assessment (Detail) - USD ($) $ in Thousands	Apr. 30, 2023	Apr. 30, 2022
Disclosure of credit risk exposure [line items]
Financial assets at amortised cost	$ 328,024	$ 376,986
Lifetime ECL (provision matrix) | Commission receivable from digital solutions services—financial services | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial assets at amortised cost	274	201
Lifetime ECL (provision matrix) | Accounts receivable from hotel operations, hospitality and VIP services | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial assets at amortised cost	988	0
Lifetime ECL (provision matrix) | Financial instruments not credit-impaired [member] | Accounts receivable arising from digital solutions services—non financial services | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial assets at amortised cost	8,541	4,838
12-month ECL | Normal risk | Consideration receivables | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial assets at amortised cost	0	32,520
12-month ECL | Normal risk | Deposits | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial assets at amortised cost	141	0
12-month ECL | Normal risk | Note receivables | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial assets at amortised cost	150	677
12-month ECL | Normal risk | Other receivables | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial assets at amortised cost	6,886	1,488
12-month ECL | Normal risk | Amounts due from joint ventures | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial assets at amortised cost	30,346	0
12-month ECL | Normal risk | Amount due from AMTD Group | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial assets at amortised cost	126,444	321,438
12-month ECL | Normal risk | Amount due from a non-controlling shareholder | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial assets at amortised cost	539	0
12-month ECL | Normal risk | Fiduciary bank balances | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial assets at amortised cost	785	1,487
12-month ECL | Aa3 | Cash and cash equivalents | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial assets at amortised cost	$ 152,930	$ 14,337